Redeemable Convertible Preferred Shares and Convertible Preferred Shares - Schedule Of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Jun. 02, 2023	Dec. 31, 2022	Dec. 21, 2022	Sep. 29, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Shares Authorized			362,258,435			362,258,435
Shares Issued			300,623,025			249,935,596
Shares Outstanding			300,623,025			249,935,596
Carrying Value			$ 134,081			$ 121,986
Liquidation Preference			$ 178,608			$ 153,093
Founder Preferred
Temporary Equity [Line Items]
Shares Authorized			1,866,056			1,866,056
Shares Issued			1,866,056			1,866,056
Shares Outstanding			1,866,056			1,866,056
Carrying Value			$ 838			$ 838
Issuance Price			$ 0.54			$ 0.54
Liquidation Preference			$ 1,000			$ 1,000
Class A-1
Temporary Equity [Line Items]
Shares Authorized			1,930,155			1,930,155
Shares Issued			1,380,217			1,380,217
Shares Outstanding			1,380,217			1,380,217
Carrying Value			$ 1,525			$ 1,525
Issuance Price			$ 1.12			$ 1.12
Liquidation Preference			$ 1,546			$ 1,546
Class A-2
Temporary Equity [Line Items]
Shares Authorized			2,820,319			2,820,319
Shares Issued			1,197,296			1,197,296
Shares Outstanding			1,197,296			1,197,296
Carrying Value			$ 1,840			$ 1,840
Issuance Price			$ 1.54			$ 1.54
Liquidation Preference			$ 1,840			$ 1,840
Class A-3
Temporary Equity [Line Items]
Shares Authorized			9,070,476			9,070,476
Shares Issued			6,206,269			6,206,269
Shares Outstanding			6,206,269			6,206,269
Carrying Value			$ 6,192			$ 6,192
Issuance Price			$ 1			$ 1
Liquidation Preference			$ 6,206			$ 6,206
Class A-4
Temporary Equity [Line Items]
Shares Authorized			552,804			552,804
Shares Issued			552,804			552,804
Shares Outstanding			552,804			552,804
Carrying Value			$ 675			$ 675
Issuance Price			$ 1.3			$ 1.3
Liquidation Preference			$ 716			$ 716
Class A-5
Temporary Equity [Line Items]
Shares Authorized			15,646,415			15,646,415
Shares Issued			15,400,417			15,400,417
Shares Outstanding			15,400,417			15,400,417
Carrying Value			$ 4,447			$ 4,447
Issuance Price			$ 1.11			$ 1.11
Liquidation Preference			$ 17,155			$ 17,155
Class B-1
Temporary Equity [Line Items]
Shares Authorized			14,934,552			14,934,552
Shares Issued			14,934,552			14,934,552
Shares Outstanding			14,934,552			14,934,552
Carrying Value			$ 20,000			$ 20,000
Issuance Price			$ 1.34			$ 1.34
Liquidation Preference			$ 20,000			$ 20,000
Class B-2
Temporary Equity [Line Items]
Shares Authorized			25,000,000			25,000,000
Shares Issued			24,194,129			24,194,129
Shares Outstanding			24,194,129			24,194,129
Carrying Value			$ 30,768			$ 30,768
Issuance Price			$ 1.71			$ 1.71
Liquidation Preference			$ 41,295			$ 41,295
Class B-3
Temporary Equity [Line Items]
Shares Authorized			2,000,000			2,000,000
Shares Issued			1,464,728			1,464,728
Shares Outstanding			1,464,728			1,464,728
Carrying Value			$ 2,213			$ 2,213
Issuance Price			$ 1.71			$ 1.71
Liquidation Preference			$ 2,500			$ 2,500
Class B-4
Temporary Equity [Line Items]
Shares Authorized			6,000,000			6,000,000
Shares Issued			3,671,818			3,671,818
Shares Outstanding			3,671,818			3,671,818
Carrying Value			$ 5,361			$ 5,361
Issuance Price			$ 1.71			$ 1.71
Liquidation Preference			$ 6,267			$ 6,267
Class B-5
Temporary Equity [Line Items]
Shares Authorized			33,638,500			33,638,500
Shares Issued			25,356,068			19,140,703
Shares Outstanding			25,356,068			19,140,703
Carrying Value			$ 6,681			$ 6,240
Issuance Price			$ 0.38			$ 0.38
Liquidation Preference			$ 9,635			$ 7,273
Class B-6a
Temporary Equity [Line Items]
Shares Authorized			150,000,000			150,000,000
Shares Issued		5,665,722	132,919,929	283,286	1,888,574	89,320,084
Shares Outstanding			132,919,929			89,320,084
Carrying Value			$ 50,127			$ 38,593
Issuance Price			$ 0.53			$ 0.53
Liquidation Preference			$ 70,448			$ 47,295
Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Shares Authorized	263,459,277		263,459,277			263,459,277
Shares Issued	234,856,003		229,144,283			179,329,073
Shares Outstanding	234,856,003		229,144,283			179,329,073
Carrying Value			$ 130,667			$ 118,692
Issuance Price			$ 3.4136
Liquidation Preference	$ 181,599		$ 178,608			153,094
Liquidation Preference			$ 178,608			$ 153,093
Class B-6s
Temporary Equity [Line Items]
Shares Authorized			98,799,158			98,799,158
Shares Issued			71,478,742			70,606,523
Shares Outstanding			71,478,742			70,606,523
Carrying Value			$ 3,414			$ 3,294
Liquidation Preference			$ 0			$ 0